Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment consisted of the following:

	December 31,
	2021	2020
Machinery and equipment	$9,438	$5,659
Computers and IT equipment	957	964
Furniture and fixtures	49	50
Leasehold improvements	2,482	2,520

	12,926	9,193
Less: Accumulated depreciation	(8,538)	(8,245)

Property and equipment, net	$4,388	$948